Loans, borrowings, cash and cash equivalents and short-term investments (Details 2) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current borrowings, gross	$ 1,020	$ 824
Non-current portion of non-current borrowings, gross	13,772	11,647
Accrued charges	$ 184	167
Quoted In Secondary Market [Member] | Bond [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	6.04%
Current borrowings, gross
Non-current portion of non-current borrowings, gross	$ 7,187	7,157
Quoted In Secondary Market [Member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	7.28%
Current borrowings, gross	$ 68	96
Non-current portion of non-current borrowings, gross	$ 1,191	119
Debt Contract Brazil [Member] | TJLP, TR, IPCA, IGP-M and CDI [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	8.19%
Current borrowings, gross	$ 41	49
Non-current portion of non-current borrowings, gross	$ 143	200
Debt Contract Brazil [Member] | SOFR [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	9.92%
Non-current portion of non-current borrowings, gross	$ 150	150
Debt Contracts International Markets [Member] | Currencieswith Variable And Fixed Interest [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	5.35%
Current borrowings, gross	$ 716	500
Non-current portion of non-current borrowings, gross	$ 5,042	3,945
Debt Contracts International Markets [Member] | Other Currencies With Variable Interest [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	3.94%
Non-current portion of non-current borrowings, gross	$ 9	9
Debt Contracts International Markets [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	4.47%
Current borrowings, gross	$ 11	12
Non-current portion of non-current borrowings, gross	$ 50	$ 67